Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2023
Equity Incentive Plan [Abstract]
Restricted Shares
Restricted shares during 2023, 2022 and 2021 are analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2021	223,330	$7.88
Granted	883,700	8.23
Vested	(812,133)	8.46
Forfeited	(666)	9.10
Outstanding at December 31, 2022	294,231	$7.32
Granted	1,823,800	5.22
Vested	(1,510,118)	5.81
Forfeited	(333)	5.22
Outstanding at December 31, 2023	607,580	$4.78